LEASES - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Maturity of Lease Liabilities
2022	$ 11,419
2023	10,211
2024	5,870
2025	987
2026	966
After 2026	1,153
Total lease payments	$ 30,606